Discontinued operations - Assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Jan. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets	€ 60,103		€ 67,565	€ 24,927
Other non-current assets	2,473		11,343	14,091
Trade and other receivables	111,337		148,418	54,009
Cash and cash equivalents			7,884
Other current assets	9,945		11,917	9,138
Total assets			23,406
Non-current lease liabilities	19,655		23,035	19,558
Other non-current liabilities	7,135		8,096	6,989
Trade and other liabilities	137,418		172,386	143,434
Current lease liabilities	€ 7,204		6,401	€ 5,826
Total liabilities			€ (8,917)
Fidelta d.o.o. (fee-for-service segment)
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets		€ 21
Property, plant and equipment		10,050
Other non-current assets		160
Trade and other receivables		4,428
Cash and cash equivalents		7,884
Other current assets		863
Total assets		23,406
Non-current lease liabilities		4,115
Other non-current liabilities		70
Trade and other liabilities		4,479
Current lease liabilities		727
Income tax payable		356
Total liabilities		(9,747)
Net assets disposed of		€ 13,658